Accrued liabilities (Details) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued interest payable	CAD 526	CAD 1,514
Payroll liabilities	5,212	9,845
Liabilities related to equipment leases	118	786
Current portion of deferred gain on sale leaseback (note 16(a))	221	93
Dividends payable	0	697
Income and other taxes payable	691	2,062
Accrued liabilities	CAD 6,768	CAD 14,997